Income Tax (Deferred Income Tax Assets and Liabilities) (detail) (USD $)	Mar. 31, 2015	Mar. 31, 2014
Components of Deferred Tax Assets and Liabilities [Abstract]
Future tax credits	$ 4,021,000	$ 3,042,000
Inventory valuation	2,348,000	3,353,000
Employee benefits	3,009,000	2,884,000
Insurance	816,000	1,244,000
Otrher comprehensive loss	20,335,000	7,194,000
Interest	46,000	138,000
Deferred gain on sale/leaseback	0	26,000
Defined benefit plan	1,372,000
Prepaid revenue	701,000	1,118,000
Other deferred	1,364,000	859,000
Severance	256,000	87,000
Total	34,268,000	19,945,000
Property basis and depreciation difference	9,129,000	10,757,000
481 (a) adjustment	1,281,000
Income from Equity Investment	245,000
Pension		725,000
Total	10,655,000	11,482,000
Valuation allowance - non-current	1,787,000	390,000
Net deferred income tax asset	$ 21,826,000	$ 8,073,000